Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	$ 98,152,825	$ 89,488,658	$ 71,484,703
Healthcare products [Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	31,770,835	30,323,831	45,389,702
Online store [Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	42,201,865	28,014,109	13,473,626
Internet information and advertising [Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	1,197,348	10,538,943	9,245,019
Automobile {[Member]
Significant Accounting Policies (Details) - Schedule of Our Sales from Our Product Lines [Line Items]
Revenue	$ 22,982,777	$ 20,611,775	$ 3,376,356